Schedule of share repurchase programs of subsidiary CSN Mineracao (Details) R$ / shares in Units, R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$) R$ / shares shares
IfrsStatementLineItems [Line Items]
Sale of shares | shares	105,407,300
Treasury balance | R$	R$ 651,017,574
First Program [Member]
IfrsStatementLineItems [Line Items]
Boards authorization	Mar. 24, 2021
Authorized quantity | shares	58,415,015
Description of program period	rom 3/25/2021 to 9/24/2021
Repurchase average buyback price	R$ 6.1451
Minimum buyback price	5.5825
Maximum buyback price	R$ 6.7176
Sale of shares | shares	52,940,500
Treasury balance | R$	R$ 325,324,667
Second Program [Member]
IfrsStatementLineItems [Line Items]
Boards authorization	Nov. 03, 2021
Authorized quantity | shares	53,000,000
Description of program period	from 11/04/2021 to 9/24/2022
Repurchase average buyback price	R$ 6.2076
Minimum buyback price	5.0392
Maximum buyback price	R$ 6.1208
Sale of shares | shares	52,466,800
Treasury balance | R$	R$ 325,692,908